UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	January 10, 2008

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	51
Form 13F Information Table Value Total:	$102,053

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              604059105      985    11679 SH       SOLE                    11679
ABBOTT LABORATORIES            COM              002824100     2999    53412 SH       SOLE                    53412
AMERICAN INTERNATIONAL GROUP   COM              026874107     2583    44298 SH       SOLE                    44298
ANHEUSER-BUSCH COMPANIES, INC. COM              035229103     1091    20845 SH       SOLE                    20845
APPLE COMPUTER INC             COM              037833100      366     1850 SH       SOLE                     1850
BANK OF AMERICA CORP           COM              060505104      534    12953 SH       SOLE                    12953
CHEVRONTEXACO CORPORATION      COM              166751107      569     6102 SH       SOLE                     6102
CHICO'S FAS, INC.              COM              168615102      749    82900 SH       SOLE                    82900
CISCO SYSTEMS INC              COM              17275R102     2623    96900 SH       SOLE                    96900
CITIGROUP                      COM              172967101      345    11705 SH       SOLE                    11705
CULLEN FROST BANKERS           COM              229899109     3253    64210 SH       SOLE                    64210
CVS CORP.                      COM              126650100     3355    84405 SH       SOLE                    84405
DISNEY WALT HOLDING CO         COM              254687106     2868    88833 SH       SOLE                    88833
DRS TECHNOLOGIES, INC.         COM              23330x100     3426    63126 SH       SOLE                    63126
EMC CORP MASS                  COM              268648102     2331   125800 SH       SOLE                   125800
EMERSON ELECTRIC CO            COM              291011104      204     3600 SH       SOLE                     3600
ENTERGY CORP                   COM              29364G103      299     2500 SH       SOLE                     2500
EXXON MOBIL CORP               COM              302290101     1035    11045 SH       SOLE                    11045
FOREST OIL CORPORATION         COM              346091606     3935    77400 SH       SOLE                    77400
GENERAL ELECTRIC CO            COM              369604103     4116   111038 SH       SOLE                   111038
HOME DEPOT                     COM              437076102     1323    49125 SH       SOLE                    49125
HOSPIRA, INC.                  COM              441060100     3551    83275 SH       SOLE                    83275
HUNT J B TRANSPORT SERVICES    COM              445658107      266     9650 SH       SOLE                     9650
ILLINOIS TOOL WORKS INC        COM              452308109     3078    57485 SH       SOLE                    57485
INTEL CORP                     COM              458140100     3185   119469 SH       SOLE                   119469
INTERNATIONAL BUSINESS MACHINE COM              459200101      973     8998 SH       SOLE                     8998
IVANHOE ENERGY, INC.           COM              465790103       16    10000 SH       SOLE                    10000
JOHNSON CONTROLS               COM              478366107     3274    90845 SH       SOLE                    90845
KIMBERLY CLARK CORP            COM              494368103     1130    16290 SH       SOLE                    16290
LAZARD LTD-CL A                COM              021260622     2942    72325 SH       SOLE                    72325
LONE STAR LIQUIDATING TRUST    COM              54229r102        4  1222357 SH       SOLE                  1222357
MEDTRONIC, INC.                COM              585055106     3498    69590 SH       SOLE                    69590
MICROSOFT CORP                 COM              594918104     3559    99959 SH       SOLE                    99959
NIKE, INC. CLASS B             COM              654106103     3421    53250 SH       SOLE                    53250
NMC, INC.                      COM              629196106        0   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      602     7933 SH       SOLE                     7933
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3598    91444 SH       SOLE                    91444
POWER-ONE, INC.                COM              739308104       42    10625 SH       SOLE                    10625
PROCTER & GAMBLE CO            COM              742718109      299     4070 SH       SOLE                     4070
REGIONS FINANCIAL CORPORATION  COM              7591EP100     1017    43010 SH       SOLE                    43010
SCHERING PLOUGH CORP           COM              806605101     2216    83170 SH       SOLE                    83170
TARGET STORES                  COM              87612E106     2705    54095 SH       SOLE                    54095
THE CHARLES SCHWAB CORP        COM              808513105     3180   124462 SH       SOLE                   124462
THERMO FISHER SCIENTIFIC, INC. COM              883556102     3746    64944 SH       SOLE                    64944
UNITEDHEALTH GROUP, INC.       COM              91324P102     3936    67625 SH       SOLE                    67625
WAL MART STORES INC            COM              931142103     3838    80752 SH       SOLE                    80752
WRIGHT MEDICAL GROUP INC       COM              98235t107     3743   128315 SH       SOLE                   128315
XTO ENERGY, INC.               COM              98385X106     2682    52224 SH       SOLE                    52224
COLUMBIA MIDCAP INDEX FD-Z                      19765J608      608    51624 SH       SOLE                    51624
VANGUARD 500 INDEX FUND-SIGN                    922908496      966     8656 SH       SOLE                     8656
VANGUARD INSTL INDEX-INST PL                    922040209      991     7387 SH       SOLE                     7387